UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  Harvest Capital Management Inc.
Address:  114 North Main Street
Suite 302
Concord, NH  03301

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jane P. Bates
Title:	Operations Manager
Phone:	603-224-2994
Signature, Place, and Date of Signing:

					Concord, NH	January 26, 2001

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: 105,845



List of Other Included Managers:  None.

No.  13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      447     9235 SH       SOLE                     9235
American Express               COM              025816109     4522    82310 SH       SOLE                    82310
American Home Products         COM              026609107      318     5000 SH       SOLE                     5000
American Int'l Group           COM              026874107      507     5142 SH       SOLE                     5142
Ariba                          COM              04033V104      446     8325 SH       SOLE                     8325
BP Amoco                       COM              055622104     2315    48356 SH       SOLE                    48356
BellSouth                      COM              079860102      311     7591 SH       SOLE                     7591
Bristol Myers Squibb           COM              110122108     5232    70756 SH       SOLE                    70756
CVS Corp                       COM              126650100      381     6350 SH       SOLE                     6350
Charles Schwab Corp            COM              808513105     2773    97725 SH       SOLE                    97725
Checkfree Corp New             COM              162813109      201     4725 SH       SOLE                     4725
Chevron                        COM              166751107      339     4020 SH       SOLE                     4020
Cigna Corp                     COM              125509109      204     1540 SH       SOLE                     1540
Cisco                          COM              17275R102     3407    89077 SH       SOLE                    89077
Citigroup                      COM              172967101     4174    81752 SH       SOLE                    81752
Colgate Palmolive              COM              194162103     4607    71377 SH       SOLE                    71377
Corning Inc                    COM              219350105      222     4200 SH       SOLE                     4200
Deere & Co.                    COM              244199105     4126    90060 SH       SOLE                    90060
EMC Corp                       COM              268648102     1719    25849 SH       SOLE                    25849
Enron Corp                     COM              293561106     5480    65925 SH       SOLE                    65925
Estee Lauder                   COM              518439104     4120    94040 SH       SOLE                    94040
Exodus Communications          COM              302088109      414    20720 SH       SOLE                    20720
ExxonMobil                     COM              30231G102     3055    35139 SH       SOLE                    35139
Fedex Corp                     COM              31428X106     2041    51070 SH       SOLE                    51070
Fenwal Controls of Japan Ltd   COM              J1346Y106      116    29000 SH       SOLE                    29000
Ford Motor Co. New             COM              345370860     3351   142962 SH       SOLE                   142962
Freddie Mac                    COM              313400301     2802    40689 SH       SOLE                    40689
Gannett Co., Inc.              COM              364730101     3522    55845 SH       SOLE                    55845
General Electric               COM              369604103     4012    83683 SH       SOLE                    83683
Genzyme Corp. - General Divisi COM              372917104      247     2750 SH       SOLE                     2750
Herman Miller Inc              COM              600544100     1722    59900 SH       SOLE                    59900
Household Int'l                COM              441815107     3467    63036 SH       SOLE                    63036
Intel                          COM              458140100     2852    94871 SH       SOLE                    94871
JDS Uniphase Corp              COM              46612J101      302     7250 SH       SOLE                     7250
Johnson & Johnson              COM              478160104     2472    23525 SH       SOLE                    23525
Merck                          COM              589331107     5048    53913 SH       SOLE                    53913
Oracle Corp.                   COM              68389X105     4233   145645 SH       SOLE                   145645
Pfizer Inc.                    COM              717081103      310     6737 SH       SOLE                     6737
Regent Ventures Ltd.           COM              75890F101        0    10000 SH       SOLE                    10000
Royal Dutch                    COM              780257804     1728    28532 SH       SOLE                    28532
SBC Communications             COM              78387G103      306     6409 SH       SOLE                     6409
SEI Investments                COM              784117103      328     2925 SH       SOLE                     2925
Staples Inc                    COM              855030102     2245   190034 SH       SOLE                   190034
Target Corp                    COM              87612E106     1132    35100 SH       SOLE                    35100
Texas Instruments Inc          COM              882508104     3697    78040 SH       SOLE                    78040
Time Warner                    COM              887315109     3574    68410 SH       SOLE                    68410
Tyco Int'l Ltd New             COM              902124106      250     4500 SH       SOLE                     4500
Verizon Communications         COM              92343V104      470     9375 SH       SOLE                     9375
Viacom Class B                 COM              925524308     5096   109002 SH       SOLE                   109002
Walmart                        COM              931142103      480     9027 SH       SOLE                     9027
Archstone Comm. Trust          RTS              039581103      263    10200 SH       SOLE                    10200
Berger Small Company Growth Fu                  084045103       54 11332.207SH       SOLE                11332.207
Mass Mutual Corporate Investor                  576292106      408 18550.00000SH     SOLE              18550.00000